CONDENSED, CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended	5 Months Ended	1 Months Ended		3 Months Ended		4 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2014	May 13, 2014 Predecessor		Jun. 30, 2013 Predecessor		May 13, 2014 Predecessor		Jun. 30, 2013 Predecessor
REVENUES AND OTHER INCOME
Lease revenue	$ 524,568	$ 524,568	$ 478,282	[1]	$ 1,059,888	[1]	$ 1,526,885	[1]	$ 2,073,808	[1]
Flight equipment marketing and gain on aircraft sales			6,307		14,472		56,921		16,753
Other income	17,826	17,826	7,026		27,147		44,153		71,912
TOTAL REVENUES AND OTHER INCOME	542,394	542,394	491,615		1,101,507		1,627,959		2,162,473
EXPENSES
Depreciation and amortization	193,222	193,222	214,089	[2]	463,255	[2]	666,134	[2]	927,367	[2]
Asset impairment	287	287	7,048	[3]	116,623	[3]	49,247	[4]	162,825	[4]
Interest expense	104,362	104,362	162,973	[5]	365,974	[5]	496,535	[5]	750,102	[5]
Loss on early extinguishment of debt					15,221				17,695
Leasing expenses	5,545	5,545	12,699	[6]	7,842	[6]	37,619	[6]	21,478	[6]
Transaction related expenses	44,208	44,208
Other expenses			2,318		696		3,298		8,944
Selling, general and administrative expenses	31,037	31,037	63,311		86,223		153,890		163,596
TOTAL EXPENSES	378,661	378,661	462,438		1,055,834		1,406,723		2,052,007
INCOME BEFORE INCOME TAXES	163,733	163,733	29,177		45,673		221,236		110,466
Provision for income taxes	36,021	36,021	9,399		12,503		77,328		27,680
NET INCOME	127,712	127,712	19,778		33,170		143,908		82,786
NET INCOME ATTRIBUTABLE TO BENEFICIAL OWNERS	$ 127,712	$ 127,712	$ 19,778		$ 33,170		$ 143,908		$ 82,786

[1]	Amounts were presented as Rental of flight equipment in the Predecessor financial statements.
[2]	Amounts were presented as Depreciation of flight equipment in the Predecessor financial statements.
[3]	Amounts were presented separately as Aircraft impairment charges on flight equipment held for use of $0 and $15.5 million for the period beginning April 1, 2014, and ending May 13, 2014 and the three months ended June 30, 2013, respectively, and Aircraft impairment charges and fair value adjustments on flight equipment sold or to be disposed of $7.0 million and $101.1 million for the period beginning April 1, 2014, and ending May 13, 2014 and three months ended June 30, 2013, respectively, in the Predecessor financial statements.
[4]	Amounts were presented separately as Aircraft impairment charges on flight equipment held for use of $0 and $35.2 million for the period beginning January 1, 2014, and ending May 13, 2014, and six months ended June 30, 2013, respectively, and Aircraft impairment charges and fair value adjustments on flight equipment sold or to be disposed of $49.2 million and $127.6 million for the period beginning January 1, 2014, and ending May 13, 2014 and six months ended June 30, 2013, respectively, in the Predecessor financial statements.
[5]	Amounts were presented as Interest in the Predecessor financial statements.
[6]	Amounts were presented as Aircraft costs in the Predecessor financial statements.